Vanguard® 0-3 Month Treasury Bill ETF
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
	United States Treasury Bill	1.844%–3.630%	4/2/2026	350,337	350,302
	United States Treasury Bill	2.687%–3.637%	4/7/2026	382,488	382,257
	United States Treasury Bill	2.844%–3.628%	4/9/2026	345,356	345,079
	United States Treasury Bill	3.085%–3.630%	4/14/2026	371,676	371,189
	United States Treasury Bill	3.146%–3.631%	4/16/2026	427,714	427,065
	United States Treasury Bill	3.254%–3.634%	4/21/2026	366,980	366,240
	United States Treasury Bill	3.283%–3.642%	4/23/2026	356,955	356,162
	United States Treasury Bill	3.345%–3.643%	4/28/2026	367,948	366,945
	United States Treasury Bill	3.371%–3.651%	4/30/2026	355,809	354,769
	United States Treasury Bill	3.414%–3.637%	5/5/2026	225,726	224,954
	United States Treasury Bill	3.429%–3.640%	5/7/2026	345,347	344,090
	United States Treasury Bill	3.460%–3.641%	5/12/2026	221,437	220,520
	United States Treasury Bill	3.471%–3.638%	5/14/2026	300,710	299,401
	United States Treasury Bill	3.495%–3.642%	5/19/2026	205,450	204,453
	United States Treasury Bill	3.493%–3.643%	5/21/2026	233,201	232,022
	United States Treasury Bill	3.513%–3.642%	5/26/2026	200,127	199,013
	United States Treasury Bill	3.521%–3.652%	5/28/2026	236,341	234,977
	United States Treasury Bill	3.524%–3.650%	6/2/2026	89,342	88,785
	United States Treasury Bill	3.524%–3.651%	6/4/2026	229,025	227,551
	United States Treasury Bill	3.542%–3.653%	6/9/2026	84,178	83,597
	United States Treasury Bill	3.546%–3.657%	6/11/2026	300,089	297,953
	United States Treasury Bill	3.537%–3.655%	6/16/2026	84,871	84,223
	United States Treasury Bill	3.556%–3.664%	6/18/2026	231,894	230,080
	United States Treasury Bill	3.566%–3.653%	6/23/2026	86,651	85,932
	United States Treasury Bill	3.574%–3.661%	6/25/2026	236,425	234,418
	United States Treasury Bill	3.578%–3.659%	6/30/2026	80,573	79,847
Total U.S. Government and Agency Obligations (Cost $6,691,971)					6,691,824
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2]	Vanguard Market Liquidity Fund (Cost $98)	3.687%		983	98
Total Investments (100.0%) (Cost $6,692,069)					6,691,922
Other Assets and Liabilities—Net (0.0%)					2,854
Net Assets (100%)					6,694,776
Cost is in $000.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,691,824	—	6,691,824
Temporary Cash Investments	98	—	—	98
Total	98	6,691,824	—	6,691,922